Goodwill and Intangible Assets - Summary of Change Required for Carrying Value to Equal Recoverable Amount (Details)	Dec. 31, 2019
United Kingdom
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount Rate (pre-tax)	140.00%
Discount Rate (after-tax)	110.00%
Revenue Growth Rate across the five year forecast	(380.00%)
Adjusted EBITDA Margin as % of Revenue across the five year forecast	(500.00%)
CAPEX as % of Revenue	480.00%
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount Rate (pre-tax)	200.00%
Discount Rate (after-tax)	130.00%
Revenue Growth Rate across the five year forecast	(270.00%)
Adjusted EBITDA Margin as % of Revenue across the five year forecast	(170.00%)
CAPEX as % of Revenue	190.00%